Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012:

	Cost	Accumulated Impairment	Carrying Amount
		(In millions)
Balance at January 1, 2012	$97.8	$(1.5)	$96.3
Acquisitions	0.2	—	0.2
Changes due to foreign currency translation	0.1	—	0.1

Balance at December 31, 2012	$98.1	$(1.5)	$96.6
Impairment charge	—	(6.8)	(6.8)
Changes in purchase price allocation	2.0	—	2.0
Changes due to foreign currency translation	(0.2)	—	(0.2)

Balance at December 31, 2013	$99.9	$(8.3)	$91.6